DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE (Details)						1 Months Ended	12 Months Ended
	Feb. 12, 2021 USD ($) $ / shares	May 28, 2020 USD ($) $ / shares shares	May 26, 2020 USD ($) shares	May 16, 2019 USD ($) derivative $ / shares shares	Nov. 17, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	May 28, 2021 $ / shares	Mar. 31, 2020 USD ($)	May 31, 2019	Dec. 31, 2018 USD ($)
Derivative financial liability and convertible note
Issue price per unit | $ / shares	$ 2.00
Gross proceeds from issue of units	$ 72,000,000
Proceeds from exercise of warrants							$ 1,078,623	$ 4,973,035	$ 1,200,400
Treasury shares issued | shares									3,573
Fair value of warrants	$ 1,898,959						9,898,475						$ 190,303
Proceeds from issuing shares								5,000,000	$ 11,483,496
Repayment of 2017 convertible note								2,897,000
Repayment of 2019 convertible note								4,877,225
2017 Convertible notes
Derivative financial liability and convertible note
Aggregate principal amount					$ 32,750,000
Original issue price of note							850
Principal amount of note							$ 1,000
Term of Notes							18 months
Interest rate							0.00%
Interest rate upon an event of default							15.00%
Number of days considered for computing interest							360 days
Percentage of VWAP used to calculate conversion price							85.00%
Trading period considered for calculating VWAP							10 days
Fair value of warrants					26,100,900				$ 5,400,189		$ 3,783,494		$ 14,617,336
Deferred loss						$ 5,113,917
Price of Neovasc common share (in dollars per share) | $ / shares									$ 5.41
Dividend Yield (as a percent)									0.00%
Historical volatility of Neovasc common share (as a percent)									129.54
Historical volatility of index (as a percent)									11.65%
Volatility input (as a percent)									70.59%
Risk-free rate (as a percent)									1.79%
Credit spread (as a percent)									23.00%
Repayment of 2017 convertible note			$ 2,897,000
Principal amount					$ 32,750,000
2019 Convertible notes
Derivative financial liability and convertible note
Fair value of warrants				$ 9,775,000			$ 6,587,429	$ 6,195,357	$ 9,265,480
Price of Neovasc common share (in dollars per share) | $ / shares				$ 49.46			$ 0.47	$ 0.95	$ 5.41
Dividend Yield (as a percent)				0.00%			0.00%	0.00%	0.00%
Historical volatility of Neovasc common share (as a percent)				142.38			93.47	103.42	124.77
Historical volatility of index (as a percent)				15.66%			13.44%	23.11%	13.76%
Volatility input (as a percent)				79.02%			53.45%	63.26%	69.26%
Risk-free rate (as a percent)				2.13%			0.67%	0.19%	1.65%
Credit spread (as a percent)				19.64%			14.89%	18.18%	27.15%
Original issue discount				$ 1,725,000
Maximum total outstanding common shares convertible				19.99%
Number of embedded derivatives | derivative				2
Convertible common shares issued | shares			500,014
Warrants Issued | shares			500,000
2019 Convertible notes | For the first year after the closing date
Derivative financial liability and convertible note
Interest rate												8.00%
Interest rate, payable in cash												5.00%
2019 Convertible notes | After the first year and until maturity
Derivative financial liability and convertible note
Interest rate												10.00%
Interest rate, payable in cash												7.00%
2019 Convertible notes | Prepaid prior to the 1st anniversary of issuance
Derivative financial liability and convertible note
Prepayment penalties (as a percent)				3.00%
2019 Convertible notes | Prepaid between the 1st and 2nd anniversaries of issuance
Derivative financial liability and convertible note
Prepayment penalties (as a percent)				2.00%
2019 Convertible notes | Prepaid after the 2nd anniversary
Derivative financial liability and convertible note
Prepayment penalties (as a percent)				1.00%
2019 Convertible notes | Prior to the 2nd anniversary of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares				$ 7.50
2019 Convertible notes | Between the 2nd and 3rd anniversaries of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares				8.50
2019 Convertible notes | 3rd anniversary of issuance
Derivative financial liability and convertible note
Conversion price fluctuation (in dollars per share) | $ / shares				$ 9.70
2020 Convertible Notes
Derivative financial liability and convertible note
Aggregate principal amount		$ 5,000,000
Interest rate		8.00%
Number of days considered for computing interest		360 days
Fair value of warrants		$ 6,449,634
Deferred loss		$ 3,511,670
Price of Neovasc common share (in dollars per share) | $ / shares							$ 0.47	$ 0.95		$ 2.86
Dividend Yield (as a percent)							0.00%	0.00%		0.00%
Historical volatility of Neovasc common share (as a percent)							91.91	116.72		127.50
Historical volatility of index (as a percent)							21.86%	20.74%		18.91%
Volatility input (as a percent)							56.89%	68.73%		73.21%
Risk-free rate (as a percent)							1.02%	0.26%		0.32%
Credit spread (as a percent)							11.13%	14.42%		19.35%
Convertible common shares issued | shares		1,776,041
Principal amount		$ 5,000,000
Convertible price per share | $ / shares		$ 2.815
Period of Maturity date arising after issuance with holder option for early redemption at 24 months		48 months
Holding of shares for eligible of conversion of notes into shares (as a percentage)		9.99%
2020 Convertible Notes | Option premia in first year
Derivative financial liability and convertible note
Change of control redemption option with option premia (as a percentage)		125.00%
2020 Convertible Notes | Option premia in second year
Derivative financial liability and convertible note
Change of control redemption option with option premia (as a percentage)		115.00%
2020 Convertible Notes | Option premia in third year
Derivative financial liability and convertible note
Change of control redemption option with option premia (as a percentage)		105.00%
2020 Convertible Notes | Option premia thereafter
Derivative financial liability and convertible note
Change of control redemption option with option premia (as a percentage)		100.00%
Series A and Series B Units
Derivative financial liability and convertible note
Issue price per unit | $ / shares					$ 1.46
Gross proceeds from issue of units					$ 37,487,497
Series A Units
Derivative financial liability and convertible note
Number of units issued | shares					6,609,588
Number of common shares comprised in a unit | shares					0.001
Series B Units
Derivative financial liability and convertible note
Number of units issued | shares					19,066,780
Number of common shares comprised in a unit | shares					0.001
Total common shares issued as a part of unit | shares					15,493
Series C Units
Derivative financial liability and convertible note
Number of common shares comprised in a unit | shares					0.001
Private placement | 2019 Convertible notes
Derivative financial liability and convertible note
Aggregate principal amount				$ 11,500,000
Original issue discount				15.00%
Gross proceeds from issuing debt				$ 9,775,000
Common shares issued | shares				334,951
Price per share | $ / shares				$ 5.15
Proceeds from issuing shares				$ 1,725,000
Principal amount				$ 11,500,000
Series A Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					1
Exercise price per warrant | $ / shares					$ 1,610
Maturity period of warrants					5 years
Series A Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					1
Series A Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					1
Series B Warrants
Derivative financial liability and convertible note
Number of common shares comprised in a unit | shares					0.001
Series B Warrants | Series A Units
Derivative financial liability and convertible note
Exercise price per warrant | $ / shares					$ 1,610
Maturity period of warrants					2 years
Series B Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					1
Series B Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					1
Series C Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					0.40
Exercise price per warrant | $ / shares					$ 1.46
Maturity period of warrants					2 years
Series C Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					0.40
Series D Warrants
Derivative financial liability and convertible note
Number of warrants exercised | shares									3,573,830
Proceeds from exercise of warrants									$ 35,738
Series D Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					1
Exercise price per warrant | $ / shares					$ 1,460
Nominal exercise price per warrant | $ / shares					$ 0.001
Maturity period of warrants					5 years
Total warrants issued as a part of unit | shares					3,573,830
Series E Warrants | 2017 Convertible notes
Derivative financial liability and convertible note
Gross proceeds					$ 27,837,500
Number of common shares per warrant | shares					1
Series E Warrants | Series A and Series B Units
Derivative financial liability and convertible note
Fair value of warrants							$ 89,470,273
Deferred loss							$ 45,132,259
Series F Warrants
Derivative financial liability and convertible note
Number of common shares comprised in a unit | shares					0.001
Series F Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit | shares					1.1765
Exercise price per warrant | $ / shares					$ 1,610
Maturity period of warrants					2 years
2020 Warrants
Derivative financial liability and convertible note
Warrants Issued | shares		2,573,959
Exercise price of warrants | $ / shares		$ 2.634
Warrants term		4 years